Acquisitions - Total Consideration and Net Assets Acquired (Details) - USD ($)	Aug. 30, 2021	Aug. 09, 2021	Mar. 11, 2020	Jul. 08, 2019	Jan. 31, 2021
L&M
Total consideration and net assets acquired
Total consideration, net of cash	$ 62,400,000
Plus: Cash acquired in acquisition	0
Net assets acquired	$ 62,400,000
Pacific Pipe
Total consideration and net assets acquired
Total consideration, net of cash		$ 103,800,000
Plus: Cash acquired in acquisition		1,700,000
Net assets acquired		$ 105,500,000
R&B
Total consideration and net assets acquired
Total consideration, net of cash			$ 207,400,000
Plus: Cash acquired in acquisition			2,700,000
Less: Working capital adjustment			(1,300,000)
Total consideration			208,800,000
Less: non-cash contingent consideration			0		$ 300,000
Net assets acquired			$ 208,800,000		208,800,000
Long Island Pipe Acquisition
Total consideration and net assets acquired
Total up-front consideration payment				$ 216,300,000
Less: Employment and consulting agreement prepayment; operating cash outflow				(15,000,000.0)
Less: Working capital adjustment				(1,100,000)
Plus: Contingent consideration				2,300,000
Total consideration				202,500,000
Less: non-cash contingent consideration					$ 0
Less: Contingent consideration				(2,300,000)
Net assets acquired				$ 200,200,000